Fair Value of Financial Instruments and Derivative Instruments	6 Months Ended
Jun. 30, 2016
Notes To Consolidated Financial Statements
Fair Value of Financial Instruments and Derivative Instruments

11. Fair Value of Financial Instruments and Derivatives Instruments

Cash and cash equivalents and restricted cash, over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. We believe the terms of our loans are similar to those that could be procured as of June 30, 2016. The fair values of the long-term debt are disclosed in Note 7.

Derivative instruments

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company, from time to time, may also enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to acquisition of vessels and on certain loan obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2015 and June 30, 2016, the Company had no outstanding derivative instruments relating to currency exchange contracts.

The Company's interest rate swaps did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of income. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	June 30,	December 31,	June 30,
		2015	2016	2015	2016
Interest Rate	Derivative assets /Non-current assets	$181	$—	$—	$—

Interest Rate	Derivative liabilities / Current liabilities	—	—	318	168

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	360	959

	Total Derivatives	$181	$—	$678	$1,127

	Amount of Loss Recognized on Derivatives
	Six Months ended June 30,
	2015	2016
Interest Rate Contracts	$(1,358)	$(1,228)
Net Loss Recognized	$(1,358)	$(1,228)

The gain or loss is recognized in the consolidated statement of income and is presented in Other (Expense)/Income – Loss on derivatives.

The Company's interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company's financial instruments as of December 31, 2015 and as of June 30, 2016.

	Significant Other Observable Inputs
	(Level 2)
	December 31,	June 30,
	2015	2016
Derivative instruments – asset position	$181	$-
Derivative instruments – liability position	1,558	1,127

As of December 31, 2015 and as of June 30, 2016, no fair value measurements for assets or liabilities under Level 3 were recognized in the Company's consolidated balance sheet.